INCOME TAX (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Transaction costs allocated to derivative warrant liabilities	0.00%	0.00%
Change in fair value of derivative warrant liabilities	(23.90%)	(24.30%)
Valuation allowance	3.20%	3.30%
Income tax provision	0.30%	0.00%